CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 3,654,410	$ 3,766,192	$ 10,101,647	$ 11,089,528	$ 9,257,607
Cost of revenues	3,349,020	3,182,743	7,786,717	8,729,856	6,216,774
General and administrative expenses	3,979,733	397,873	703,233	798,233	865,690
Net (loss) income attributable to shareholders			(1,477,813)	162,229	132,687
Other comprehensive income
Foreign currency translation adjustment	(15,354)	36,523	66,618	(29,439)	(248,101)
Comprehensive loss attributable to shareholders	$ (4,840,185)	$ (2,028,488)	(1,411,195)	132,790	(115,414)
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CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues			650,000
Cost of revenues			(320,000)
General and administrative expenses			(6,461)
Interest income			4
Equity in (loss) earnings of subsidiaries			(1,801,356)	162,229	132,687
Net (loss) income attributable to shareholders			(1,477,813)	162,229	132,687
Other comprehensive income
Foreign currency translation adjustment			66,618	(29,439)	(248,101)
Comprehensive loss attributable to shareholders			$ (1,411,195)	$ 132,790	$ (115,414)